January 9, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BNY Mellon ETF Trust: Amended Report on Form N-CEN for Period Ended 10/31/22 (File Nos. 333-234030 and 811-23477)

Ladies and Gentlemen:

Included for filing on behalf of BNY Mellon ETF Trust (the “Trust) is an amended Report on Form N‑CEN for the annual period ended October 31, 2022 (the “Amended Filing”).  The sole purpose of the Amended Filing is to correct errors in responses to Item C.7.n of Form N-CEN for the following series of the Trust: BNY Mellon High Yield Beta ETF, BNY Mellon Core Bond ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon International Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF and BNY Mellon US Large Cap Core Equity ETF.  Other information and data included in the Amended Filing is unchanged from the initial filing of the Trust’s Report on Form N-CEN for the period ended October 31, 2022, which was filed via EDGAR on January 12, 2023 (Accession No. 0001752724-23-001004).

Please feel free to contact me at 212.635.1874.

Sincerely,

Amanda Quinn